Income Taxes (Details) - Schedule of noncurrent deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Noncurrent deferred tax assets:
Employee compensation	$ 136,154	$ 820,410
Debt issuance costs	39,381	138,778
Revenue recognition	64,662	105,735
Settlement accrual	178,549	146,604
Fixed assets	774,936	242,006
Section 174 capitalization	1,121,311
Federal and state net operating loss	13,860,338	10,673,908
Foreign net operating loss	4,641,293	4,904,857
Other	280,430	225,340
Total deferred tax assets	21,097,054	17,257,638
Noncurrent deferred tax liabilities:
Intangible assets	(1,713,666)	(6,051,459)
Total deferred tax liabilities	(1,713,666)	(6,051,459)
Valuation allowance	(19,383,388)	(11,881,470)
Deferred tax asset (liability), net after valuation allowance		$ (675,291)